Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Jun. 30, 2011	Jun. 30, 2010
Current assets
Accounts receivable, allowances	$ 7,016	$ 6,379
Shareholders' Equity
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	2,500	2,500
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	80,000	80,000
Common stock, shares issued	54,213	54,213
Treasury stock, shares	11,611	11,837